Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 2,670	SFr 3,219	SFr 2,522	SFr 5,889	SFr 5,017
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	15	13	18	28	36
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	626	989	560	1,615	924
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	693	908	805	1,601	1,771
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	891	861	752	1,752	1,562
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 445	SFr 448	SFr 387	893	724
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				5,952	5,075
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				29	40
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,664	981
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,623	1,772
Bank | Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,699	1,508
Bank | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				SFr 937	SFr 774